Income taxes (Details 1)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Income before income tax | $		$ 563,000		$ 1,276,000		$ 498,000
Computed tax using respective companies' statutory tax rates | $		131,000		158,000		133,000
Change in valuation allowances | $		58,000		349,000		48,000
Under-provision for income taxes in prior years | $		0		(12,000)		0
Non-deductible expenses | $		(213,000)		(405,000)		(277,000)
Income taxes credit / (expense) at effective tax rate | $		(24,000)		$ 90,000		$ (96,000)
ZHEJIANG TIANLAN
Income before income tax	¥ 15,398,000		¥ 12,880,000		¥ 15,358,000
Computed tax using respective companies' statutory tax rates	2,309,000		1,932,000		2,304,000
Non-deductible expenses	500		286,000		2,306,000
Income taxes credit / (expense) at effective tax rate	(368,000)		(698,000)		(1,858,000)
(Over)-provision for income tax in prior years		$ (69)	(39)		(48)
Temporary differences	2,089		401		182
Tax effect of revenue not subject to tax	3		0		0
Tax effect of special deduction for research and development costs	5,257		3,263		3,001
Others	¥ 57		¥ (15)		¥ 115